Annual Fund Operating Expenses - Class D Shares - Janus Henderson Global Allocation Fund - Conservative - Class D	Oct. 28, 2020
Operating Expenses:
Management Fees	0.05%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.65%	[1]
Total Annual Fund Operating Expenses	0.93%	[2]
Fee Waiver	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[2]

[1]	"Acquired Fund" refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund's "Total Annual Fund Operating Expenses" may not correlate to the "Ratio of gross expenses to average net assets" presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.